Components of Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Total outstanding balance	$ 200,000	$ 290,000		$ 324,789
Revolving Credit Facility
Debt Instrument [Line Items]
Total outstanding balance	0	90,000
Interest rate at period end		1.96%	[1]
Series C Senior Notes
Debt Instrument [Line Items]
Total outstanding balance		90,000
Senior Notes | Series A Senior Notes
Debt Instrument [Line Items]
Total outstanding balance	60,000	60,000
Interest rate per annum	4.98%	4.98%
Senior Notes | Series B Senior Notes
Debt Instrument [Line Items]
Total outstanding balance	50,000	50,000
Interest rate per annum	5.32%	5.32%
Senior Notes | Series C Senior Notes
Debt Instrument [Line Items]
Total outstanding balance	$ 90,000	$ 90,000
Interest rate per annum	5.82%	5.82%

[1]	Interest rate under revolving credit agreement represents LIBOR plus the applicable margin as of December 31, 2012.